UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2011

June, 2011

Dear Shareholder:

The six month period ending April 30, 2011 was characterized by an increase in equity market indices across all market capitalizations.  The first three months saw steady increases in market indices as economic conditions improved.  After a selloff in late February/early March, the markets resumed their upward trajectory through the end of the period.  Our Equity Income Fund and Small Cap Value Fund both outperformed their relevant benchmark indices over this time period.

Huber Capital Equity Income Fund Review

For the six month period of November 1, 2010 through April 30, 2011, the Equity Income Fund’s return was 18.38%, outperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500® Index, which generated total returns of 17.29% and 16.36%, respectively.  The sectors that contributed most positively to the Fund’s performance, relative to the benchmark Russell 1000 Value Index, were Financial Services, Consumer Staples, and Materials and Processing, while sectors that detracted from relative performance were Energy and Technology.  Stocks that contributed strongly to performance were Philip Morris International (consumer staple), CNO Financial Group (insurance provider), Cash America International (credit provider), and BASF (chemicals).  The biggest negative factor in our performance this period was our underweighting of the Energy sector, which was the best performing sector during the period.  Within the technology sector, our ownership of software providers Microsoft and CA Technologies negatively impacted performance.

Huber Capital Small Cap Value Fund Review

For the six month period of November 1, 2010 through April 30, 2011, the Small Cap Value Fund’s return was 26.70%, outperforming the benchmark Russell 2000® Value Index and Russell 2000® Index, which generated total returns of 20.31% and 23.73%, respectively.  The sectors that contributed most positively to the Fund’s performance were Financial Services, Materials and Processing, and Consumer Discretionary. Sectors that underperformed were Producer Durables and Energy.  Stocks that contributed strongly to performance were CNO Financial Group (insurance provider), MI Developments (real estate), Virtus Investment Partners (investment asset manager), Global Traffic Network (traffic and news provider) and UFP Technologies (packaging products and solutions).  Significant negative holdings for the Small Cap Value Fund during the period were Park Sterling Corporation (regional bank), Crown Crafts (consumer products) and our underweighting of the Energy sector.

Outlook

The equity markets produced strong returns for the period, despite a significant intra-period pullback caused by political turmoil in the Middle East and uncertainty around the economic impacts from the earthquake and tsunami in Japan.  Overall, the economy has been growing, albeit at a modest pace.  Domestic manufacturing activities have been strengthening, the labor markets have been showing some signs of improvement, and earnings for corporations have continued to exceed expectations.  On the negative side domestically, high oil prices, weak housing markets, and high unemployment have all presented challenges.  Political uncertainty concerning Congressional action to raise the debt ceiling continued to dampen sentiment while increasing uncertainty.  Internationally, the reemergence of concerns surrounding another bailout to avert debt default by the Greek government has weighed on the markets subsequent to the period.  Overall, we believe the economic backdrop for 2011 should support an environment suited well for the equity market, with modest inflation, very low interest rates and recovering sales and profits.  With all of that said, our primary focus at Huber Capital Management is bottom up stock selection and we declare no particular expertise in prognosticating the direction of the equity markets.

We continue our approach of seeking to invest in companies trading at discounts to their intrinsic values based on our estimates of normalized earnings and cash flows.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Consumer Staples, Financial Services and Materials and Processing sectors, while being underweight in Technology, Energy, Producer Durables and Utilities.  In the Equity Income Fund, we are overweight in Technology and Materials and Processing, while being underweight in Energy, Health Care, Producer Durables and Utilities.

Thank you for your support and for entrusting us with your investment dollars.  We will continue to work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance Is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

Investment performance reflects fee waivers.  In the absence of these waivers, returns would be lower.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Huber Funds

EXPENSE EXAMPLE – April 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/10 –4/30/11).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the operating expenses limitation agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/10	4/30/11	11/1/10 – 4/30/11*

Actual
Equity Income Fund	$1,000.00	$1,183.80	$ 8.07
Small Cap Value Fund	$1,000.00	$1,267.00	$11.19

Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.41	$ 7.45
Small Cap Value Fund	$1,000.00	$1,014.93	$ 9.94

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2011 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 98.49%	Value

	Advertising - 0.99%
3,700	Groupe Aeroplan, Inc. (c)	$50,720

	Aerospace - 1.74%
1,400	Northrop Grumman Corp.	89,054

	Air Transport - 1.68%
900	FedEx Corp.	86,103

	Aluminum - 0.07%
200	Alcoa Inc.	3,400

	Banks: Diversified - 1.99%
8,300	Bank of America Corp.	101,924

	Beverage: Soft Drinks - 0.66%
500	Coca-Cola Co.	33,730

	Chemicals: Diversified - 3.22%
1,600	BASF SE - ADR	164,736

	Computer Services,
	Software, & Systems - 12.90%
10,900	CA Inc.	268,031
8,800	Microsoft Corp.	228,976
4,500	Oracle Corp.	162,225
		659,232
	Consumer Lending - 4.55%
4,900	Cash America International, Inc.	232,505

	Consumer Services: Miscellaneous - 1.82%
2,700	eBay Inc. (a)	92,880

	Diversified Financial Services - 3.67%
15,000	Citigroup Inc. (a)	68,850
2,600	JPMorgan Chase & Co.	118,638
		187,488
	Diversified Retail - 1.61%
1,500	Wal-Mart Stores, Inc.	82,470

	Engineering & Contracting Services - 2.09%
800	Fluor Corp.	55,952
1,330	KBR, Inc.	51,032
		106,984

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited), Continued

Shares		Value

	Financial Data & Systems - 3.82%
500	Mastercard, Inc. - Class A	$137,945
2,700	Western Union Co.	57,375
		195,320
	Foods - 1.62%
300	ConAgra Foods, Inc.	7,335
3,800	Tyson Foods, Inc. - Class A	75,620
		82,955
	Homebuilding - 2.03%
6,802	Lennar Corp. - Class B	103,799

	Insurance: Life - 9.12%
57,800	CNO Financial Group, Inc. (a)	465,868

	Insurance: Property-Casualty - 4.30%
9,000	XL Group PLC	219,780

	Oil Well Equipment & Services - 1.98%
1,700	Ensco PLC - ADR	101,354

	Oil: Crude Producers - 1.25%
1,900	Chesapeake Energy Corp	.63,973

	Oil: Integrated - 3.95%
2,300	Royal Dutch Shell PLC - Class A - ADR	178,204
300	Royal Dutch Shell PLC - Class B - ADR	23,508
		201,712
	Pharmaceuticals - 10.60%
3,800	Eli Lilly & Co.	140,638
3,200	Merck & Co., Inc.	115,040
9,500	Pfizer, Inc.	199,120
1,400	Watson Pharmaceuticals, Inc. (a)	86,828
		541,626
	Scientific Instruments: Control & Filter - 0.99%
400	Flowserve Corp.	50,648

	Shipping - 0.18%
233	Huntington Ingalls Industries Inc. (a)	9,320

	Specialty Retail - 2.11%
2,900	Home Depot, Inc.	107,706

	Steel - 1.91%
1,900	Carpenter Technology Corp.	97,394

The accompanying notes are an integral part of these financial statements

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited), Continued

Shares		Value

	Telecommunications Equipment - 3.95%
1,810	TE Connectivity Ltd.	$64,889
4,700	Vodafone Group PLC - ADR	136,864
		201,753
	Tobacco - 5.84%
4,300	Philip Morris International, Inc.	298,592

	Utilities: Electrical - 7.85%
2,800	American Electric Power Co., Inc.	102,144
1,400	Entergy Corp New	97,608
3,300	Exelon Corp.	139,095
1,100	NextEra Energy, Inc.	62,227
		401,074
	TOTAL COMMON STOCKS
	(Cost $3,617,818)	5,034,100

	SHORT-TERM INVESTMENTS - 1.67%
42,652	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.07% (b)	42,652
42,651	First American Tax Free
	Obligations Fund - Class Z, 0.00% (b)	42,651

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,303)	85,303

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,703,121) - 100.16%	5,119,403
	Liabilities in Excess
	of Other Assets - (0.16)%	(8,319)
	NET ASSETS - 100.00%	$5,111,084

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of April 30, 2011.
(c)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 98.54%	Value

	Aluminum - 1.10%
2,200	Kaiser Aluminum Corp.	$110,242

	Asset Management & Custodian - 5.28%
9,997	Virtus Investment Partners, Inc. (a)	527,942

	Banks: Diversified - 3.81%
79,799	Park Sterling Bank (a)	381,040

	Commercial Vehicles & Parts - 1.01%
6,400	Miller Industries, Inc.	101,248

	Consumer Lending - 7.25%
16,900	EZcorp, Inc. - Class A (a)	532,181
8,400	Nelnet, Inc. - Class A	193,452
		725,633
	Containers & Packaging - 4.65%
23,971	UFP Technologies, Inc. (a)	465,037

	Diversified Manufacturing Operations - 1.62%
8,600	A. M. Castle & Co. (a)	162,368

	Engineering & Contracting Services - 2.50%
26,571	Argan, Inc. (a)	249,767

	Financial Data & Systems - 4.41%
133,700	Global Cash Access Holdings, Inc. (a)	441,210

	Foods - 3.62%
58,784	Overhill Farms, Inc. (a) (d)	362,110

	Health Care Facilities - 1.35%
19,500	Tenet Healthcare Corp. (a)	135,135

	Homebuilding - 3.46%
22,698	Lennar Corp. - Class B	346,372

	Household Furnishings - 1.44%
29,857	Crown Crafts, Inc.	144,508

	Insurance: Life - 8.68%
107,700	CNO Financial Group, Inc. (a)	868,062

	Insurance: Property-Casualty - 4.66%
19,100	XL Group PLC	466,422

	Leisure Time - 1.94%
12,102	Interval Leisure Group, Inc. (a)	194,479

	Machinery: Industrial - 4.00%
23,700	Armtec Infrastructure Trust Unit (b)	400,281

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited), Continued

Shares		Value

	Oil Well Equipment & Services - 1.00%
10,100	Global Industries, Ltd. (a)	$99,586

	Oil: Crude Producers - 0.99%
16,900	GMX Resources Inc. (a)	99,372

	Paper - 1.76%
10,100	Kapstone Paper and Packaging Corp. (a)	175,538

	Pharmaceuticals - 1.98%
3,200	Watson Pharmaceuticals, Inc. (a)	198,464

	Radio & TV Broadcasters - 4.09%
30,430	Global Traffic Network, Inc. (a)	408,675

	Real Estate - 5.55%
18,100	MI Developments, Inc. - Class A	554,765

	Real Estate Investment Trusts (REITs) - 4.04%
72,157	CapLease, Inc.	404,079

	Rental & Leasing Services: Consumer - 1.98%
6,500	Rent-A-Center, Inc.	197,925

	Restaurants - 8.62%
33,000	Boston Pizza Royalties Income Fund (b)	492,480
8,200	Famous Dave’s of America, Inc. (a)	80,770
10,800	Pizza Pizza Royalty Income Fund (b)	104,444
22,900	Second Cup Royalty Income Fund Unit (a) (b)	184,914
		862,608
	Steel - 2.82%
5,500	Carpenter Technology Corp.	281,930

	Sugar - 0.92%
6,700	Imperial Sugar Co.	91,656

	Textiles Apparel & Shoes - 0.06%
1,920	Hampshire Group, Ltd. (d)	6,125

	Utilities: Electrical - 3.95%
5,100	Alliant Energy Corp.	201,654
4,800	Great Plains Energy, Inc.	98,784
3,800	Portland General Electric Co.	94,848
		395,286

	TOTAL COMMON STOCKS
	(Cost $6,808,696)	9,857,865

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2011 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 2.39%	Value
119,632	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.07% (c)	$119,632
119,633	First American Tax Free
	Obligations Fund - Class Z, 0.00% (c)	119,633

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $239,265)	239,265

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,047,961) - 100.93%	10,097,130
	Liabilities in Excess
	of Other Assets - (0.93)%	(93,476)
	NET ASSETS - 100.00%	$10,003,654

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of April 30, 2011.
(d)	Security is considered illiquid. As of April 30, 2011, the value of these investments was $368,235 or 3.68% of net assets. See Note 2 (I) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 20, 2011 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $3,703,121 and $7,047,961,
respectively)	$5,119,403	$10,097,130
Cash	—	2,478
Receivables for:
Dividends and interest	1,679	5,179
Due from Adviser (Note 4)	15,938	913
Prepaid expenses	7,690	7,166
Total assets	5,144,710	10,112,866

LIABILITIES
Payables for:
Securities purchased	—	71,372
Audit fees	8,846	8,772
Administration fees	5,434	5,434
Distribution fees	4,721	9,550
Transfer agent fees and expenses	4,628	4,066
Fund accounting fees	4,529	4,528
Custody fees	1,685	828
Shareholder reporting	1,057	1,005
Shareholder servicing fees	1,006	1,985
Legal fees	907	859
Chief Compliance Officer fee	813	813
Total liabilities	33,626	109,212
NET ASSETS	$5,111,084	$10,003,654

CALCULATION OF NET ASSET
  VALUE PER SHARE
Net assets applicable to shares outstanding	$5,111,084	$10,003,654
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	541,344	848,721
Net asset value, offering and
redemption price per share	$9.44	$11.79

COMPONENTS OF NET ASSETS
Paid-in capital	$4,516,724	$7,317,179
Undistributed net investment loss	(153)	(20,178)
Accumulated net realized loss on investments	(821,769)	(342,612)
Net unrealized appreciation on investments
and foreign currency related transactions	1,416,282	3,049,265
Net assets	$5,111,084	$10,003,654

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2011 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes of
$630 and $6,867, respectively)	$47,117	$71,073
Interest	22	85
Total income	47,139	71,158

Expenses
Advisory fees (Note 4)	23,688	63,977
Administration fees (Note 4)	16,118	16,118
Fund accounting fees (Note 4)	13,659	13,617
Transfer agent fees and expenses (Note 4)	12,860	12,967
Registration fees	8,492	8,321
Audit fees	7,726	7,797
Shareholder servicing fees (Note 5	)5,922	10,663
Distribution fees (Note 6)	5,922	10,663
Legal fees	5,153	5,274
Trustee fees	3,067	3,029
Custody fees (Note 4)	2,840	3,404
Chief Compliance Officer fee (Note 4)	2,480	2,480
Insurance expense	1,383	1,394
Miscellaneous	952	1,561
Reports to shareholders	802	956
Total expenses	111,064	162,221
Less: advisory fee waiver and
expense reimbursement (Note 4)	(75,770)	(77,345)
Net expenses	35,294	84,876
Net investment income/(loss)	11,845	(13,718)
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain/(loss) on investments	(37,751)	99,200
Net change in unrealized appreciation
on investments and foreign currency
related transactions	845,165	1,847,336
Net realized and unrealized gain
on investments and foreign currency
related transactions	807,414	1,946,536
Net Increase in Net Assets
Resulting from Operations	$819,259	$1,932,818

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,845	$22,157
Net realized gain/(loss) on investments	(37,751)	59,243
Net change in unrealized appreciation
on investments and foreign currency
related transactions	845,165	457,791
Net increase in net assets
resulting from operations	819,259	539,191

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(28,701)	(14,931)
Total distributions to shareholders	(28,701)	(14,931)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(407,682)	2,004,411
Total increase in net assets	382,876	2,528,671

NET ASSETS
Beginning of period	4,728,208	2,199,537
End of period	$5,111,084	$4,728,208
Accumulated net investment income/(loss)	$(153)	$16,703

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	39,119	$347,705	293,019	$2,203,452
Shares issued on
reinvestments
of distributions	3,377	28,701	2,071	14,931
Shares redeemed	(91,068)	(784,088)	(26,714)	(213,972)
Net increase/(decrease)	(48,572)	$(407,682)	268,376	$2,004,411

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(13,718)	$11,559
Net realized gain on investments	99,200	28,158
Net change in unrealized appreciation
on investments and foreign currency
related transactions	1,847,336	1,048,489
Net increase in net assets
resulting from operations	1,932,818	1,088,206

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(13,261)	(14,285)
Total distributions to shareholders	(13,261)	(14,285)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,836,647	1,607,136
Total increase in net assets	4,756,204	2,681,057

NET ASSETS
Beginning of period	5,247,450	2,566,393
End of period	$10,003,654	$5,247,450
Accumulated net investment income/(loss)	$(20,178)	$6,801

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	317,233	$3,193,088	289,992	$2,340,229
Shares issued on
reinvestments
of distributions	1,245	13,138	1,793	14,219
Shares redeemed*	(32,565)	(369,579)	(88,992)	(747,312)
Net increase	285,913	$2,836,647	202,793	$1,607,136
* Net of redemption fees of		$219		$2,150

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months					June 29, 2007*
	Ended					through
	April 30, 2011		Year Ended October 31,			October 31,
	(Unaudited)		2010	2009	2008	2007
Net asset value,
beginning of period	$8.02		$6.84	$5.30	$11.73	$10.00
Income from
investment operations:
Net investment income	0.02		0.04	0.05	0.08	0.00	+
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	1.45		1.18	1.57	(6.07)	1.73
Total from investment operations	1.47		1.22	1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.05)		(0.04)	(0.08)	(0.02)	—
From net realized
gain on investments	—		—	—	(0.42)	—
Total distributions	(0.05)		(0.04)	(0.08)	(0.44)	—
Net asset value, end of period	$9.44		$8.02	$6.84	$5.30	$11.73
Total return	18.38	%‡	17.84%	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$5,111		$4,728	$2,200	$1,085	$1,644
Ratio of expenses to average net assets:
Before expense reimbursement	4.69	%†	5.63%	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49	%†	1.49%	1.49%	1.49%	1.49	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	-2.70	%†	(3.54%)	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	0.50	%†	0.60%	1.03%	0.89%	0.36	%†
Portfolio turnover rate	11.88	%‡	21.76%	52.99%	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months					June 29, 2007*
	Ended					through
	April 30, 2011		Year Ended October 31,			October 31,
	(Unaudited)		2010	2009	2008	2007
Net asset value,
beginning of period	$9.32		$7.13	$4.96	$8.98	$10.00
Income from
investment operations:
Net investment income (loss)	(0.02)	^	0.02 ^	0.02	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	2.50		2.20	2.15	(3.79)	(1.01)
Total from investment operations	2.48		2.22	2.17	(3.80)	(1.02)

Less distributions:
From net investment income	(0.01)		(0.03)	(0.00)+	(0.01)	—
From net realized
gain on investments	—		—	—	(0.21)	—
Total distributions	(0.01)		(0.03)	(0.00)+	(0.22)	—
Redemption fees retained	0.00	+^	0.00 +^	—	—	—
Net asset value, end of period	$11.79		$9.32	$7.13	$4.96	$8.98
Total return	26.70	%‡	31.22%	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$10,004		$5,247	$2,566	$1,356	$1,285
Ratio of expenses to average net assets:
Before expense reimbursement	3.80	%†	5.75%	11.37%	11.93%	36.69	%†
After expense reimbursement	1.99	%†	1.99%	1.99%	1.99%	1.99	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	-2.13	%†	(3.48%)	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursemen	-0.32	%†	0.28%	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	6.82	%‡	23.70%	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

D.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended April 30, 2010, the Equity Income Fund retained no redemption fees.

H.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

I.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2011, the Small Cap Value Fund had investments in illiquid securities with a total value of $368,235 or 3.68% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Hampshire Group, Ltd.	1,920	9/07–10/07	$29,347
Overhill Farms, Inc.	58,784	12/09–3/11	291,995

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2011:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$437,575	$—	$—	$437,575
Consumer Staples	415,277	—	—	415,277
Energy	367,039	—	—	367,039
Financial Services	1,402,885	—	—	1,402,885
Health Care	541,626	—	—	541,626
Materials & Processing	265,530	—	—	265,530
Producer Durables	342,109	—	—	342,109
Technology	860,985	—	—	860,985
Utilities	401,074	—	—	401,074
Total Common Stocks	5,034,100	—	—	5,034,100
Short-Term Investments	85,303	—	—	85,303
Total Investments in Securities	$5,119,403	$—	$—	$5,119,403

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,154,567	$6,125	$—	$2,160,692
Consumer Staples	91,656	362,110	—	453,766
Energy	198,958	—	—	198,958
Financial Services	4,369,153	—	—	4,369,153
Health Care	333,599	—	—	333,599
Materials & Processing	1,032,747	—	—	1,032,747
Producer Durables	913,664	—	—	913,664
Utilities	395,286	—	—	395,286
Total Common Stocks	9,489,630	368,235	—	9,857,865
Short-Term Investments	239,265	—	—	239,265
Total Investments in Securities	$9,728,895	$368,235	$—	$10,097,130

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2011, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended April 30, 2011.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

New Accounting Pronouncement – On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

 NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2011, the Equity Income Fund and the Small Cap Value Fund incurred $23,688 and $63,977, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2011, the Adviser reduced its fees and absorbed Fund expenses in the amount of $75,770 for the Equity Income Fund and $77,345 for the Small Cap Value Fund.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2011	2012	2013	2014	Total
Equity Income Fund	$153,955	$145,406	$153,456	$75,770	$528,587
Small Cap Value Fund	$152,529	$149,582	$154,848	$77,345	$534,304

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

Equity Income Fund	Small Cap Value Fund
Administration	$16,118	$16,118
Fund accounting	13,659	13,617
Transfer agency (a)	9,906	9,875
Custody	2,840	3,404

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended April 30, 2011, the Equity Income Fund and the Small Cap Value Fund were each allocated $2,480 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2011, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $5,922 and $10,663 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2011, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $5,922 and $10,663, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

Equity Income Fund	Small Cap Value Fund
Purchases	$559,262	$3,702,663
Sales	895,484	560,231

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2011 (Unaudited), Continued

The tax character of distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Ordinary income	$28,701	$14,931

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2011	October 31, 2010
Ordinary income	$13,261	$14,285

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2010, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$4,271,467	$4,105,298
Gross tax unrealized appreciation	635,525	1,439,852
Gross tax unrealized depreciation	(191,767)	(287,389)
Net tax unrealized appreciation	443,758	1,152,463
Net unrealized appreciation foreign currency	—	9
Undistributed ordinary income	16,703	6,801
Undistributed long-term capital gain	—	—
Total distributable earnings	16,703	6,801
Other accumulated gains/(losses)	(656,659)	(392,355)
Total accumulated earnings	$(196,198)	$766,918

(a)  The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	Total
Equity Income Fund	$236,172	$420,487	$656,659
Small Cap Value Fund	91,584	300,771	392,355

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2010

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 8 and 9, 2010, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 27 and 28, 2010, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds as of August 31, 2010 on both an absolute basis, and in comparison to its peer funds as classified by Lipper and Morningstar.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Huber Capital Equity Income Fund:  The Board noted that the Equity Income Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and average for all relevant periods.

Huber Capital Small Cap Value Fund:  The Board noted that the Small Cap Value Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and average for all relevant periods.  The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Adviser, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Fund.

Huber Capital Equity Income Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Equity Income Fund of 1.49% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

Huber Capital Small Cap Value Fund:  The Board noted that the Adviser had contractually agreed to maintain an Expense Cap for the Small Cap Value Fund of 1.99%.  The Board noted that the Fund’s total expense ratio was above the median and average of its peer group.  The

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Board also noted that the contractual advisory fee was above the median and average of its peer group.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its separately managed account clients.  However, the Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser anticipates instituting breakpoints when the Funds’ assets reach significantly higher levels.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund would be in the best interest of each Fund and its shareholders.

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Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 7/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 7/1/11

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date 7/1/11